Description of Business (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Aug. 18, 2017
Description of Business
Number of reportable segments	1	1
DoubleVerify Inc.
Description of Business
Ownership percentage acquired			100.00%